DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED	DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED
In the ordinary course of business, the Company enters into agreements to borrow digital assets to finance the Company’s trading operations. The Company may lend digital assets borrowed from counterparties or acquired through other operations. As of March 31, 2025 and December 31, 2024, no Digital asset loans receivable were past due.
Digital Assets Loan Receivable, Net of Allowance

(in thousands)	March 31, 2025	December 31, 2024
Digital asset loans receivable	$280,245	$579,954
Less: Allowance for credit losses	(150)	(424)
Digital asset loans receivable, net	$280,095	$579,530
Collateral Payable Associated with Digital Assets Loan Receivable

(in thousands)	March 31, 2025	December 31, 2024
Collateral payable - Digital assets	$286,781	$673,427
Collateral payable - Cash	41,966	44,535
Collateral payable associated with digital assets loan receivable	$328,747	$717,962
Digital Assets Borrowed

(in thousands)	March 31, 2025	December 31, 2024
Digital assets borrowed - current	$1,760,455	$1,497,609
Digital assets borrowed - non-current	6,603	$—
Digital assets borrowed	$1,767,058	$1,497,609
The Company borrows digital assets from both over-the-counter and decentralized finance sources. The most significant digital assets borrowings as of March 31, 2025 were bitcoin and tether, including associated wrapped tokens, which represented approximately 78% of total Digital assets borrowed. The most significant digital assets borrowings as of December 31, 2024 were bitcoin, ether, DAI, and SOL, including associated wrapped tokens, which represented approximately 87% of total Digital assets borrowed.
Assets Posted as Collateral Associated with Digital Assets Borrowed

(in thousands)	March 31, 2025	December 31, 2024
Assets posted as collateral - Digital intangible assets	$309,065	$84,221
Assets posted as collateral - Digital financial assets	—	—
Less: Allowance for credit loss	(2,477)	(826)
Assets posted as collateral associated with digital assets borrowed	$306,588	$83,395
Collateral deposited in decentralized finance protocols associated with digital asset loans payable to the decentralized protocols are recognized in Digital intangible assets. Collateral posted with counterparties for which the Company retains control are also recognized in Digital intangible assets. Refer to Note 6 for additional information regarding Digital intangible assets.
7. DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED
In the ordinary course of business, the Company enters into agreements to borrow digital assets to finance the Company’s trading operations. The Company may lend digital assets borrowed from counterparties or acquired through other operations. As of December 31, 2024 and 2023, no Digital asset loans receivable were past due.
Digital Assets Loan Receivable, Net of Allowance

(in thousands)	December 31, 2024	December 31, 2023
Digital asset loans receivable	$579,954	$104,504
Less: Allowance for credit losses	(424)	—
Digital asset loans receivable, net	$579,530	$104,504
Collateral Payable Associated with Digital Assets Loan Receivable

(in thousands)	December 31, 2024	December 31, 2023
Collateral payable — Digital assets	$673,427	$115,635
Collateral payable — Cash	44,535	—
Collateral payable associated with digital assets loan receivable	$717,962	$115,635
Digital Assets Borrowed

(in thousands)	December 31, 2024	December 31, 2023
Digital assets borrowed	$1,497,609	$398,277
The Company borrows digital assets from both over-the-counter and decentralized finance sources. The most significant digital assets borrowings as of December 31, 2024 were bitcoin, ether, DAI, and SOL, including associated wrapped tokens, which represented approximately 87% of total Digital assets borrowed. The most significant digital assets borrowings as of December 31, 2023 were Tether, USDC, FDUSD, bitcoin and DAI, which represented approximately 84% of total Digital assets borrowed.
Assets Posted as Collateral Associated with Digital Assets Borrowed

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral — Digital intangible assets	$84,221	$233,053
Assets posted as collateral — Digital financial assets	—	—
Less: Allowance for credit loss	(826)
Assets posted as collateral associated with digital assets borrowed	$83,395	$233,053
Collateral deposited in decentralized finance protocols associated with digital asset loans payable to the decentralized protocols are recognized in Digital intangible assets. Collateral posted with counterparties for which the Company retains control are also recognized in Digital intangible assets. Refer to Note 6 for additional information regarding Digital intangible assets.